Income Taxes - Schedule of Reconciliation of the Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of the Federal Statutory Income Tax Rate [Abstract]
Federal statutory income tax rate	21.00%	21.00%
State tax rate, net of federal benefit	7.10%	7.10%
Change in valuation allowance on net operating loss carry-forwards	(28.10%)	(28.10%)
Effective income tax rate	0.00%	0.00%